DEBT AND FINANCE LEASE LIABILITIES - Narrative (Details)						1 Months Ended			3 Months Ended			8 Months Ended	12 Months Ended
	Dec. 30, 2022 USD ($) day $ / shares	Aug. 04, 2022 USD ($)	Jun. 07, 2022 USD ($)	Jun. 01, 2022 USD ($) day $ / shares	Apr. 30, 2020 USD ($)	Jun. 30, 2022 USD ($) day	Apr. 30, 2020 USD ($)	Feb. 28, 2019	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	May 10, 2022 USD ($) extension_option	Feb. 28, 2018	Jan. 31, 2018 USD ($)
Debt Instrument [Line Items]
Convertible notes payable	$ 50,000,000
Lease term																20 years	11 years 9 months
Number of options to extend | extension_option																4
Renewal term																7 years
Number of extension options reasonably certain of being exercised | extension_option																1
Headquarters sale agreement receivable										$ 0		$ 5,487,000	$ 5,487,000	$ 0
Land, Buildings and Improvements
Debt Instrument [Line Items]
Consideration received						$ 52,500,000			$ 52,500,000							$ 52,500,000
Asset under Construction
Debt Instrument [Line Items]
Contingent consideration asset																13,100,000
Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 0	$ 0		$ 600,000
Standby Letters of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity						12,500,000			12,500,000	25,000,000				25,000,000
Toggle Senior Unsecured Convertible Notes
Debt Instrument [Line Items]
Secured debt limit per restrictive covenants				$ 500,000,000
Notes Payable to Banks | Term Loan
Debt Instrument [Line Items]
Face amount																		$ 4,100,000
Interest rate, stated percentage								3.00%										2.43%
Extension term								1 year
Repayments of long-term debt											$ 4,100,000
Notes Payable to Banks | Paycheck Protection Program, CARES Act
Debt Instrument [Line Items]
Interest rate, stated percentage					0.98%		0.98%
Repayments of long-term debt					$ 4,100,000
Proceeds from issuance of debt							$ 4,100,000
Term							24 months
Convertible Notes Payable
Debt Instrument [Line Items]
Conversion ratio				0.1143602
Effective interest rate												12.99%	12.99%
Interest expense													$ 15,093,000
Convertible Notes Payable | Toggle Senior Unsecured Convertible Notes
Debt Instrument [Line Items]
Face amount						$ 200,000,000			$ 200,000,000			$ 210,939,000	210,939,000
Interest rate, stated percentage						8.00%			8.00%
Paid-in-kind interest rate						11.00%			11.00%
Conversion price (in dollars per share) | $ / shares				$ 8.74
Convertible notes redemption day | day				26
Proceeds from debt, net of issuance costs paid and accrued													183,200,000
Unamortized issuance costs												6,708,000	6,708,000
Convertible Notes Payable | Toggle Senior Unsecured Convertible Notes | Minimum
Debt Instrument [Line Items]
Redemption price (in percent)				100.00%
Convertible Notes Payable | Toggle Senior Unsecured Convertible Notes | Conversion Circumstance One
Debt Instrument [Line Items]
Threshold trading days | day						20
Threshold consecutive trading days | day				30
Convertible Notes Payable | Toggle Senior Unsecured Convertible Notes | Conversion Circumstance One | Maximum
Debt Instrument [Line Items]
Threshold of stock price trigger (in percent)				130.00%
Convertible Notes Payable | Toggle Senior Unsecured Convertible Notes | Conversion Circumstance Two
Debt Instrument [Line Items]
Trading days require during a period of consecutive trading days | day				5
Period of consecutive trading days | day				10
Convertible Notes Payable | Toggle Senior Unsecured Convertible Notes | Conversion Circumstance Two | Minimum
Debt Instrument [Line Items]
Threshold of stock price trigger (in percent)				98.00%
Convertible Notes Payable | 5% Senior Convertible Notes
Debt Instrument [Line Items]
Face amount	$ 50,000,000
Interest rate, stated percentage	5.00%
Threshold trading days | day	3
Redemption price (in percent)	115.00%
Maximum principal amount of convertible notes	$ 125,000,000
Remaining principal available for issuance												$ 75,000,000	$ 75,000,000
Interest rate in the event of default	12.50%
Conversion reference price (in dollars per share) | $ / shares	$ 5.975
Conversion floor price (in dollars per share) | $ / shares	$ 0.478
Percentage of volume weighted average price	95.00%
Maximum equity interest allowed	0.0499
Maximum equity interest allowed after notice	0.0999
Number of days notice required | day	61
Convertible Notes Payable | 5% Senior Convertible Notes - Subsequent Placement
Debt Instrument [Line Items]
Interest rate, stated percentage	5.00%											5.00%	5.00%
Term	1 year
Redemption price (in percent)	100.00%
Notes Payable, Other Payables | Promissory Notes
Debt Instrument [Line Items]
Face amount										$ 25,000,000				$ 25,000,000
Interest rate, stated percentage										4.00%				4.00%
Term										60 months
Interest expense													$ 400,000	$ 100,000
Term of interest only payments										12 months
Amortization period										25 years
Unamortized debt issuance expense									$ 300,000
Notes Payable, Other Payables | Promissory notes
Debt Instrument [Line Items]
Face amount			$ 50,000,000
Interest rate, stated percentage			4.26%
Term			60 months
Interest expense													1,100,000
Collateral amount			$ 50,000,000
Notes Payable, Other Payables | Second Collateralized Note
Debt Instrument [Line Items]
Face amount		$ 4,000,000
Interest rate, stated percentage		7.00%
Term		60 months
Interest expense													100,000
Notes Payable, Other Payables | Insurance premium financing
Debt Instrument [Line Items]
Face amount												$ 6,600,000	$ 6,600,000
Interest rate, stated percentage												2.95%	2.95%
Interest expense													$ 100,000
Financing obligation
Debt Instrument [Line Items]
Face amount																38,300,000
Unamortized issuance costs																$ 1,100,000
Proceeds from issuance of financing obligations, net of issuance costs												$ 12,000,000
Headquarters sale agreement receivable												$ 5,500,000	5,500,000
Interest expense													$ 2,300,000